Warrants	3 Months Ended
Feb. 28, 2023
Warrants
Warrants

10. Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480.Topic 480 Distinguishing Liabilities from Equity. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

The following table provides information on the 21,160,314 warrants, including 2018 Firm Warrants, outstanding and exercisable as of February 28, 2023:

	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

During the three months ended February 28, 2023, there were no exercises in respect of warrants (three months ended February 28, 2022 – Nil).

Details of warrant transactions for the three months ended February 28, 2023 and 2022 are as follows:

	Outstanding, December 1, 2022	Issued	Expired	Exercised	Outstanding, February 28, 2023
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314

	Outstanding, December 1, 2021	Issued	Expired	Exercised	Outstanding, February 28, 2022
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314